Related party transactions - The amounts due to and from related parties (Details) - CAD ($)	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Related party transactions
Share subscription receivable	$ 39,200	$ 39,200	$ 39,200
Advances to related parties	20,262	16,736	185,407
Amounts due to related parties included in trade and other payable	17,123	44,662	122,260
Alexandre Mongeon
Related party transactions
Share subscription receivable	14,200	14,200	14,200
Current advances to related parties	17,404	16,736	185,407
Amounts due to related parties included in trade and other payable	6,375	16,000	74,157
Patrick Bobby
Related party transactions
Amounts due to related parties included in trade and other payable	4,616	12,308	11,092
Kulwant Sandher
Related party transactions
Amounts due to related parties included in trade and other payable	3,022	8,062	7,054
Xavier Montagne
Related party transactions
Amounts due to related parties included in trade and other payable	3,110	8,292
Mac Engineering, SASU
Related party transactions
Amounts due to related parties included in trade and other payable			29,957
9335-1427 Quebec Inc
Related party transactions
Share subscription receivable	$ 25,000	$ 25,000	$ 25,000